Average Annual Total Returns{- Fidelity SAI Municipal Income Fund} - 12.31 Fidelity SAI Municipal Income Fund_PRO-06 - Fidelity SAI Municipal Income Fund	Fidelity SAI Municipal Income Fund Return Before Taxes Past 1 year	Fidelity SAI Municipal Income Fund Return Before Taxes Since Inception		Fidelity SAI Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity SAI Municipal Income Fund After Taxes on Distributions Since Inception		Fidelity SAI Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Municipal Income Fund After Taxes on Distributions and Sales Since Inception		LB015 Past 1 year	LB015 Since Inception		LB083 Past 1 year	LB083 Since Inception
Total	4.27%	6.89%	[1]	4.19%	6.74%	[1]	3.60%	5.89%	[1]	5.21%	6.42%	[1]	5.64%	6.95%	[1]

[1]	(a)From October 2, 2018